Earnings (Losses) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share

	Year ended December 31,
	2023	2022	2021
Net profit (loss) from continuing operations attributable to equity holders of the Company (in € thousand)	(101,429)	(143,279)	(73,425)
Weighted average number of outstanding shares	138,624,381	115,473,914	97,619,320
BASIC EARNINGS (LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.73)	(1.24)	(0.75)

	Year ended December 31,
	2023	2022	2021
Profit used to determine diluted earnings per share (in € thousand)	(101,429)	(143,279)	(73,425)
Weighted average number of outstanding shares for diluted earnings (losses) per share (1)	138,624,381	115,473,914	97,619,320
DILUTED EARNINGS/(LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.73)	(1.24)	(0.75)
(1)    Potentially dilutive securities (2023: 2,861,904 share options; 2022: 1,504,892 share options, 2021: 5,846,267) have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported.